Events after the reporting period	9 Months Ended
Mar. 31, 2024
Events after the reporting period [Abstract]
Events after the reporting period
Note 19. Events after the reporting period

ATM Facility
Subsequent to 31 March 2024, the Company issued a further 8,172,310 Ordinary shares for total gross proceeds of approximately $44,886,000.

Bitmain Hardware Purchase and Options Agreements
On 9 May 2024, the Group entered into a new firm purchase agreement with Bitmain Technologies Delaware Limited (“Bitmain”) to purchase approximately 51,480 Bitmain S21 Pro miners (12.0 EH/s) at a price of $18.9/TH. The purchased miners are scheduled to be shipped in July and August 2024. The total contracted cost is $227,676,000 payable in instalments.

This new agreement also includes an additional purchase option to procure approximately 51,480 Bitmain S21 Pro (12.0 EH/s) at a price of $18.9/TH including a non-refundable deposit of $22,768,000 as an initial 10% option down payment. The options can be exercised incrementally over the option period until May 2025. If the entire option is exercised, the total contracted cost will be $227,676,000.

Additionally on 9 May 2024, the Group amended its existing option agreement with Bitmain. Under the existing agreement the Group paid a non-refundable deposit of $12,768,000 in January 2024 as an initial 10% option down payment in relation to a hardware purchase option to acquire up to approximately 48,000 Bitmain T21 miners (9.1 EH/s) at a price of $14/TH. The total contracted cost under the existing agreement is $127,680,000.

The amended option agreement provides additional flexibility to exercise the options to procure either Bitmain T21 miners, with the contracted cost remaining unchanged, or upgrade to approximately 48,000 S21 Pro miners, at a total contracted cost of $212,285,000 being $18.90/TH for 11.2 EH/s. The amended option agreement also allows for the exercise of a combination of both T21 or S21 Pro miners. The amended agreement requires an additional non-refundable deposit of $8,460,000 to be paid within seven days of signing the amendment. The amended options can be exercised incrementally over the option period until March 2025.

Decisions with respect to exercising all, some or none of the miner purchase options will be made during the respective option periods.

Registration statement
On 15 May 2024, the Board approved the filing of a new registration statement, including an accompanying prospectus, providing for the offer and sale of $500,000,000 of securities by the Company, as well as a prospectus supplement relating to the offer and sale of $500,000,000 additional ordinary shares pursuant to the current ATM facility (see Note 13 for further details).  The registration statement is not yet effective, but if declared effective, the registration statement, together with the accompanying prospectus and prospectus supplement relating to the Sales Agreement, would provide the Company with the option, but not the obligation, to sell an additional $500,000,000 of ordinary shares pursuant to the Sales Agreement.

No other matter or circumstance has arisen since 31 March 2024 that has significantly affected, or may significantly affect the Group's operations, the results of those operations, or the Group's state of affairs in future financial years.